Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

The Group has evaluated all subsequent events from the balance sheet date through the date of this report, which was issued on April 30, 2026, and has determined there are no events required to be disclosed.